BORROWINGS - Borrowings by Currency (Details) - Interest on non-recourse borrowings £ in Millions, R$ in Millions, $ in Millions	Dec. 31, 2024 USD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 12,178			$ 12,028
U.S. dollars
Disclosure of detailed information about borrowings [line items]
Borrowings	6,989			8,517
Local Currency	6,989			8,517
British pounds
Disclosure of detailed information about borrowings [line items]
Borrowings	2,860			2,744
Local Currency | £		£ 2,285			£ 2,155
Brazilian real
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,786			$ 1,543
Local Currency | R$			R$ 17,250			R$ 7,467